PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits - Narrative (Details) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended					48 Months Ended
	Sep. 01, 2018 $ / h	Sep. 01, 2015 $ / h	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2020	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 USD ($) age year	Dec. 31, 2017 USD ($) employer	Dec. 31, 2016	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments						$ 0	$ 15	$ 0
Actual loss (return) on invested assets						1,121	$ (82)
Defined contribution plan expected cash contributions						110
Defined contribution plan, cash contributions						120
Actuarial assumption of life expectancy after retirement | age							22
United States
Disclosure of defined benefit plans [line items]
Number of participating employers | employer								485
Contributions per contributory hour | $ / h	3.50	2.80
Multiple-employer plan accounted for as multiemployer plan, expected cash contributions						85
Multiple-employer plan accounted for as multiemployer plan, cash contributions						85
Belgium
Disclosure of defined benefit plans [line items]
Rates of return of insured plans on employer contributions			3.25%
Rates of return of insured plans on employee contributions			3.75%
Minimum guaranteed rate of return of insured plans										1.75%
Belgium | Forecast
Disclosure of defined benefit plans [line items]
Minimum guaranteed rate of return of insured plans					1.75%
Collective labor agreement | Canada
Disclosure of defined benefit plans [line items]
Term of collective labor agreement				6 years
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments						4	$ 25	$ 14
Gains (losses) arising from settlements, net defined benefit liability (asset)						26	(2)
Plan assets, at fair value						7,395	$ 6,877			$ 7,395
Estimate of contributions expected to be paid to plan for next annual reporting period						$ 269
Weighted average duration of defined benefit obligation (in years) | year						12	12
Defined benefit obligation						$ 9,012	$ 8,537			$ 9,012
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments						4	25
Gains (losses) arising from settlements, net defined benefit liability (asset)						172	76
Pension defined benefit plans | Plan assets
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements, net defined benefit liability (asset)						(146)	(78)
Actual loss (return) on invested assets						$ 808	(333)
Pension defined benefit plans | United States
Disclosure of defined benefit plans [line items]
Percentage of employees covered by defined benefit plan						12.00%				12.00%
Past service cost - Plan amendments						$ 0	25	0
Gains (losses) arising from settlements, net defined benefit liability (asset)						0	0
Plan assets, at fair value						2,881	2,676			$ 2,881
Defined benefit obligation						3,476	3,238			3,476
Pension defined benefit plans | United States | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments						0	25
Gains (losses) arising from settlements, net defined benefit liability (asset)						0	0
Pension defined benefit plans | United States | Plan assets
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements, net defined benefit liability (asset)						0	0
Actual loss (return) on invested assets						360	(197)
Pension defined benefit plans | Brazil
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments						2	0	0
Gains (losses) arising from settlements, net defined benefit liability (asset)						26	0
Plan assets, at fair value						576	655			576
Defined benefit obligation						663	723			663
Pension defined benefit plans | Brazil | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments						2	0
Gains (losses) arising from settlements, net defined benefit liability (asset)						169	0
Pension defined benefit plans | Brazil | Plan assets
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements, net defined benefit liability (asset)						(143)	0
Actual loss (return) on invested assets						79	20
Pension defined benefit plans | Canada
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments						0	0	13
Gains (losses) arising from settlements, net defined benefit liability (asset)						0	(2)
Plan assets, at fair value						3,021	2,664			3,021
Defined benefit obligation						3,345	2,988			3,345
Pension defined benefit plans | Canada | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments						0	0
Gains (losses) arising from settlements, net defined benefit liability (asset)						0	61
Pension defined benefit plans | Canada | Plan assets
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements, net defined benefit liability (asset)						0	(63)
Actual loss (return) on invested assets						305	(142)
Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments							(13)	4
Gains (losses) arising from settlements, net defined benefit liability (asset)							2
Plan assets, at fair value						502	$ 498			502
Estimate of contributions expected to be paid to plan for next annual reporting period						$ 153
Weighted average duration of defined benefit obligation (in years) | year						15	14
Defined benefit obligation						$ 575	$ 589			$ 575
Other post-employment benefits and other long-term employee benefits (OPEB) | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments							(13)
Gains (losses) arising from settlements, net defined benefit liability (asset)							2
Other post-employment benefits and other long-term employee benefits (OPEB) | Plan assets
Disclosure of defined benefit plans [line items]
Actual loss (return) on invested assets						$ 37	(33)
Other post-employment benefits and other long-term employee benefits (OPEB) | ArcelorMittal USA LLC
Disclosure of defined benefit plans [line items]
Fixed payment into VEBA trust as a percentage of operating income									5.00%
Percentage of assets in fixed income						69.00%				69.00%
Percentage of assets in equities						31.00%				31.00%
Plan assets, at fair value						$ 451				$ 451
Other post-employment benefits and other long-term employee benefits (OPEB) | United States
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments							(10)	0
Gains (losses) arising from settlements, net defined benefit liability (asset)							0
Plan assets, at fair value						496	491			496
Defined benefit obligation						531	528			531
Other post-employment benefits and other long-term employee benefits (OPEB) | United States | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments							(10)
Gains (losses) arising from settlements, net defined benefit liability (asset)							0
Other post-employment benefits and other long-term employee benefits (OPEB) | United States | Plan assets
Disclosure of defined benefit plans [line items]
Actual loss (return) on invested assets						37	(32)
Other post-employment benefits and other long-term employee benefits (OPEB) | Canada
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments							(1)	$ 1
Gains (losses) arising from settlements, net defined benefit liability (asset)							0
Plan assets, at fair value						0	0			0
Defined benefit obligation						0	0			$ 0
Other post-employment benefits and other long-term employee benefits (OPEB) | Canada | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Past service cost - Plan amendments							(1)
Gains (losses) arising from settlements, net defined benefit liability (asset)							0
Other post-employment benefits and other long-term employee benefits (OPEB) | Canada | Plan assets
Disclosure of defined benefit plans [line items]
Actual loss (return) on invested assets						$ 0	0
Multi-employer defined benefit plans | United States
Disclosure of defined benefit plans [line items]
Plan assets, at fair value							4,504
Defined benefit obligation							$ 5,504
Funded ratio percentage							82.00%
Percentage of total contributions made to the plan						31.00%